Company Overview (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2019	Mar. 31, 2020	Dec. 31, 2019
Nature of Operations [Line Items]
Smelter royalty agreement, amount		$ 30.0
Smelter royalty agreement, percent		1.50%
Amount receivable from incremental private investment		$ 20.0
Forward purchase agreement
Nature of Operations [Line Items]
Amount receivable from sale of MUDS units and shares		25.0
Backstop agreement
Nature of Operations [Line Items]
Amount receivable from sale of MUDS units and shares		65.0
Sprott Credit Agreement
Nature of Operations [Line Items]
Face amount of the debt		110.0
Amount expected to be drawn at closing		70.0
Assumed New Subordinated Notes
Nature of Operations [Line Items]
Face amount of the debt		80.0
1.25 Lien Notes
Nature of Operations [Line Items]
Face amount of the debt		18.0
Proceeds from issuance of notes	$ 18.0	33.4	$ 97.0
Minimum
Nature of Operations [Line Items]
Unrestricted and available cash on hand at closing		$ 50.0
Gold and Silver | Operating revenues | Product concentration
Nature of Operations [Line Items]
Concentration percentage		100.00%